SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES
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               AMERICAN GENERAL LIFE INSURANCE COMPANY
                       VARIABLE SEPARATE ACCOUNT
    Polaris Retirement Protector Variable Annuity dated May 1, 2014
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    THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                      FS VARIABLE SEPARATE ACCOUNT
    Polaris Retirement Protector Variable Annuity dated May 1, 2014
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The following replaces the Polaris Income Plus chart under "What determines the amount I can receive each year?" in the POLARIS INCOME PLUS Optional Living Benefit section of the prospectus for contracts issued on or after May 12, 2014:

----------------------------------------      -------------------
  Number of Covered Persons                   Polaris Income Plus
  and Age of Covered Person                   Income Option with
     at First Withdrawal*                     Dynamic Allocation
----------------------------------------      -------------------

One Covered Person (Age 64 and Younger)         5.5% / 3.0%**
One Covered Person (Age 65 and Older)           6.0% / 4.0%
Two Covered Persons (Age 64 and Younger)        5.0% / 3.0%***
Two Covered Persons (Age 65 and Older)          5.5% / 4.0%


  The first percentage represents the Maximum Annual Withdrawal Percentage and the second percentage represents the Protected Income Payment Percentage for each of the options shown.

  * If there is One Covered Person but there are joint Owners, the Covered Person is the older Owner. If there are Two Covered Persons, the age at first withdrawal is based on the age of the younger of Two Covered Persons.

  ** If One Covered Person is elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the Covered Person's 65th birthday.

  *** If Two Covered Persons are elected, the Protected Income Payment Percentage is 4.0% if the Income Base is increased to a new highest Anniversary Value on or after the younger Covered Person's 65th birthday.



We reserve the right to modify the rates referenced above at any time for prospectively issued contracts.







Dated:  May 12, 2014

              Please keep this Supplement with your Prospectus